Concentrations and Risks	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]
Concentrations and Risks

NOTE 7 - CONCENTRATIONS AND RISKS

The Company maintains certain bank accounts in the PRC which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance.

We have contracted with a licensed third party online payment service, Hui Fu Tian Xia Limited Company (ChinaPnR), to assist in the disbursement and repayment of loans. Both investor and borrower would open accounts with ChinaPnR and authorize ChinaPnR to manage their accounts. The investor will fund the loan amount in his/her account under ChinaPnR, which would then disburse this loan amount to the borrower net of our service fees which it will remit to us.

When the borrower repays the loan to ChinaPnR, he/she will deposit the monthly account maintenance fee along with the principal loan amount and interest. ChinaPnR will then disburse the principal loan amount and interest back to investor and account maintenance fee to us.

Currently, investors are not charged for the service provided by ChinaPnR. However, individual borrowers are charged a processing fee by ChinaPnR in the amount of 0.11% to 0.25% (which varies depending on the bank they use) of the loan amount when it is deposited in their ChinaPnR account. For SME borrowers, they pay RMB 10 per deposit. When borrowers withdraw money from their ChinaPnR account, they would have to pay a processing fee of 0.05% of the withdrawing amount plus RMB1 or just RMB1, depending on how soon they wish for the withdrawal to be effected. When the loan is repaid to ChinaPnR, it will disburse the loan and interest back to investor.

The cash and cash equivalents balance held in the PRC bank accounts was $6,645,220 and $5,607,476 as of June 30, 2016 and December 31, 2015, respectively.

For the years ended June 30, 2016, all of the Company’s assets were located in the PRC and all of the Company’s revenues were derived from the PRC.

No customer accounted for more than 10% of annual sales for the years ended June 30, 2016.

VIE Relationship

On April 25, 2016, the Company entered into a series of agreements with Benefactum Shenzhen Limited (“Benefactum Shenzhen”). Benefactum Shenzhen was incorporated in the People’s Republic of China (“PRC”) on April 21, 2016. Its sole shareholder, Benefactum Sino Limited (“Benefactum HK”) was registered in Hong Kong on April 7, 2016. And its ultimate shareholder, Benefactum Alliance Holdings Company Limited (“Benefactum BVI”) was incorporated on March 15, 2016 under the British Virgin Islands (“BVI”) Business Companies Act.

These contractual arrangements enable Benefactum Shenzhen and its ultimate shareholder to:

● exercise effective control over its variable interest entity, Benefactum Beijing;

● receive substantially all of the economic benefits from variable interest entity, Benefactum Beijing; and

● have an exclusive option to purchase 100% of the equity interest or assets in its variable interest entity, Benefactum Beijing, when and to the extent permitted by PRC law.

VIE Agreements

The Company’s relationship with Benefactum Shenzhen and its shareholders is governed by a series of contractual arrangements, which agreements provide as follows:

Pledge of Equity Agreement. On April 28, 2016, Benefactum Beijing entered into a Pledge of Equity Agreement with Benefactum Shenzhen, pursuant to which each such shareholder pledges all of his shares of Benefactum Beijing to Benefactum Shenzhen in order to guarantee performance under the Exclusive Management Consulting and Technical Support Agreement, Shareholders’ Voting Proxy Agreement and the Purchase Option Agreement. If Benefactum Beijing or any of its respective shareholders breaches its respective contractual obligations, Benefactum Shenzhen, as pledgee, will be entitled to certain rights, including the right to foreclose on the pledged equity interests.

Exclusive Trade Mark, Management Consulting and Technical Support Agreement. On April 28, 2016, Benefactum Beijing entered into an Exclusive Trade Mark, Management Consulting and Technical Support Agreement with Benefactum Shenzhen, which provided that Benefactum Shenzhen will be the exclusive provider of trade mark, management consulting services to Benefactum Beijing, and obligated Benefactum Shenzhen to provide services to fully manage and control all internal operations of Benefactum Beijing, in exchange for receiving 100% of Benefactum Beijing’s after-tax profits. The term of this agreement will continue until it is either terminated by mutual agreement of the parties.

Shareholders’ Voting Proxy Agreement. On April 28, 2016, Benefactum Beijing entered into a Shareholders’ Voting Proxy Agreement authorizing Benefactum Shenzhen to exercise any and all shareholder rights associated with their ownership in Benefactum Beijing, including the right to attend and vote their shares at shareholders’ meetings, the right to call shareholders’ meetings and the right to exercise all other shareholder voting rights as stipulated in the Articles of Association of Benefactum Beijing.

Purchase Option Agreement. On April 28, 2016, Benefactum Beijing entered into a Purchase Option Agreement with Benefactum Shenzhen, which provided that Benefactum Shenzhen will be entitled to have the exclusive and irrevocable right to acquire such Shareholders’ shares in Benefactum Beijing or purchase all of the assets of Benefactum Beijing upon certain terms and conditions, if such a purchase is or becomes allowable under PRC laws and regulations.

Through such arrangement, Benefactum Beijing has become Benefactum Shenzhen and its ultimate shareholder’s contractually controlled affiliate.

NOTE 7 - CONCENTRATIONS AND RISKS

The Company maintains certain bank accounts in the PRC which are not insured by Federal Deposit Insurance Corporation (“FDIC”) insurance or other insurance. The cash and cash equivalents balance held in the PRC bank accounts was $5,607,476 and $1,658,311 as of December 31, 2015 and 2014, respectively.

For the years ended December 31, 2015 and 2014, all of the Company’s assets were located in the PRC and all of the Company’s revenues were derived from the PRC.

No customer accounted for more than 10% of annual sales for the years ended December 31, 2015 or 2014.